Note 7 - Other Assets (Details) - Components of Other Assets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Components of Other Assets [Abstract]
Equity and cost method investments	$ 5,897	$ 5,169
Financing fees, net of accumulated amortization of $353 (December 31, 2014 - $3,598)	2,676	1,350
Deferred compensation	10,115	7,826
Other	599	1,793
	$ 19,287	$ 16,138